Other Non-Current Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	The components of other non-current assets were as follows:
As at	December 31, 2023	March 31, 2023

Security deposits	$324,948	$425,669
Other non current assets	324,948	425,669
The components of other non-current assets were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Security deposits	$425,669	$363,275
Other non current assets	425,669	363,275